Offerings	Oct. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value of $0.20 per Ordinary Share ("Ordinary Shares")
Amount Registered | shares	13,000,000
Proposed Maximum Offering Price per Unit	13.1550
Maximum Aggregate Offering Price	$ 171,015,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 14,878.31
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Ordinary Shares of Registrant that become issuable under the Smith & Nephew U.S. Employee Stock Purchase Plan as a result of any stock dividend, stock split, recapitalization, or other similar transaction.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	American Depositary Shares, each representing two Ordinary Shares ("ADSs")
Amount Registered | shares	6,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	ADSs, evidenced by American Depositary Receipts ("ADRs") issuable upon deposit of Ordinary Shares of the Registrant, have been registered pursuant to a Registration Statement on Form F-6 filed with the Securities and Exchange Commission on September 23, 2019. Each ADS represents two Ordinary Shares.

Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low price for an ADR, as quoted on the New York Stock Exchange on October 2, 2026, which average was $26.31, and therefore, represents $13.155 per Ordinary Share.